Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Deferred Tax Assets
Net operating loss carry forwards	$ 2,974,221	$ 378,887
Total deferred tax assets	2,974,221	378,887
Deferred Tax Liabilities
Depreciation of property and equipment	(218,250)	(27,803)
Amortization of intangible assets	(2,027,685)	(258,307)
Total deferred tax liabilities	(2,245,935)	(286,110)
Deferred tax assets, net	$ 728,286	$ 92,777